Cost of Revenues - Schedule of Cost of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost of Revenues [Abstract]
Food and beverages	$ 3,604,260	$ 2,905,793	$ 3,197,559
Payroll and employee benefits expenses	2,342,591	1,979,175	2,410,704
Lease expenses	987,799	924,000	988,395
Utilities expenses	343,203	349,228	354,023
Depreciation of property and equipment	184,837	227,412	290,492
Repairs and maintenance expenses	244,267	104,198	306,416
Others	32,745	19,277	17,970
Total	$ 7,739,702	$ 6,509,083	$ 7,565,559